Index 600 Stock Portfolio Annual Fund Operating Expenses - Index 600 Stock Portfolio - Index 600 Stock Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.26%